Note 7 - Intangibles - Schedule of Intangibles (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2016
Statement Line Items [Line Items]
Balance
Software and web development [member]
Statement Line Items [Line Items]
Balance
Content platform [member]
Statement Line Items [Line Items]
Balance
Content development [member]
Statement Line Items [Line Items]
Balance
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	13,190,219	$ 14,780,639	13,190,219	$ 13,190,220
Additions		1,590,419
Impairment	(1,590,420)
Gross carrying amount [member] | Software and web development [member]
Statement Line Items [Line Items]
Balance	9,239,087	9,721,794	9,239,088	9,239,088
Additions		482,706
Impairment	(482,707)
Gross carrying amount [member] | Content platform [member]
Statement Line Items [Line Items]
Balance	1,477,112	1,477,122	1,477,112	1,477,112
Additions
Impairment
Gross carrying amount [member] | Content development [member]
Statement Line Items [Line Items]
Balance	2,474,020	3,581,733	2,474,020	2,474,020
Additions		1,107,713
Impairment	(1,107,713)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	13,190,219	10,791,884	13,190,219	10,190,210
Impairment	1,948,081
Charge for the period	450,254	601,674
Accumulated depreciation, amortisation and impairment [member] | Software and web development [member]
Statement Line Items [Line Items]
Balance	9,239,088	8,565,444	9,239,088	8,229,946
Impairment	452,018
Charge for the period	221,626	335,498
Accumulated depreciation, amortisation and impairment [member] | Content platform [member]
Statement Line Items [Line Items]
Balance	1,477,112	1,477,112	1,477,112	1,477,112
Impairment
Charge for the period
Accumulated depreciation, amortisation and impairment [member] | Content development [member]
Statement Line Items [Line Items]
Balance	2,474,019	749,328	$ 2,474,019	$ 483,152
Impairment	1,496,063
Charge for the period	$ 228,628	$ 266,176